Stock Based Compensation - Summary of Status of Company's Non-vested Shares (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Number of shares, Granted | shares	3,106,929
Number of shares, Vested | shares	(1,129,091)
Number of shares, Forfeited | shares	(16,666)
Number of shares, Non-vested, December 31, 2025 | shares	1,961,172
Weighted average grant date fair value per non-vested share, Granted | $ / shares	$ 2.55
Weighted average grant date fair value per non-vested share, Vested | $ / shares	(2.55)
Weighted average grant date fair value per non-vested share, Forfeited | $ / shares	(2.55)
Weighted average grant date fair value per non-vested share, Non-vested, December 31, 2025 | $ / shares	$ 2.55